Related-party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2011
Related Party debt	$ 2,700,000		$ 2,700,000	$ 60,000
Service agreement fee	60,612
Proceeds from related party loan		2,700,000	1,200,000	2,800,000
Shares issued upon conversion of debt	16,053	1,828,283	16,907	1,894,283
Minimum [Member]
Service agreement fee	4,500
Sapinda Asia 1 [Member]
Borrowings maximum	1,200,000
Related Party debt	1,200,000		1,200,000
Interest rate	10.00%
Accrued interest	158,514
Equity ownership	44.80%
Sapinda Asia 2 [Member]
Related Party debt	1,500,000		1,500,000
Interest rate	8.00%
Accrued interest	133,808
Tetra House [Member]
Borrowings maximum	25,000,000		25,000,000
Related Party debt	25,000,000		25,000,000
Interest rate	8.00%		8.00%
Borinquen [Member]
Shares issued business acquisition					310,000
Business acquisition, per share price					$ 16.4
Business acquisition, fair value paid					5,084,000
Royalty payment rate					20.00%
Royalty payment term					20 years
Royalty agreement termination fee				13,000,000
Proceeds from related party loan				16,700,000
Increase in operating capital				3,700,000
Outstanding principal and interest converted to shares				$ 17,576,627
Shares issued upon conversion of debt				3,905,917
Shares issued upon conversion of debt, per share price					$ 4.50